Pioneer Diversified High Income Fund, Inc.
Schedule of Investments  |  January 31, 2024

Ticker Symbol: HNW

Schedule of Investments  |  1/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 139.4%
	Senior Secured Floating Rate Loan Interests — 3.7% of Net Assets*(a)
	Auto Parts & Equipment — 0.9%
194,020	First Brands Group LLC, 2022-II First Lien Incremental Term Loan, 10.574% (Term SOFR + 500 bps), 3/30/27	$ 194,262
696,419	First Brands Group LLC, First Lien 2021 Term Loan, 10.574% (Term SOFR + 500 bps), 3/30/27	696,710
	Total Auto Parts & Equipment	$890,972

	Chemicals-Diversified — 0.4%
398,686	LSF11 A5 Holdco LLC, Fourth Amendment Incremental Term Loan, 9.683% (Term SOFR + 425 bps), 10/15/28	$ 398,686
	Total Chemicals-Diversified	$398,686

	Commercial Services — 0.4%
385,000(b)	DS Parent, Inc., Term Loan B, 12/13/30	$ 375,375
	Total Commercial Services	$375,375

	Dialysis Centers — 0.3%
407,015	U.S. Renal Care, Inc., Closing Date Term Loan, 10.447% (Term SOFR + 500 bps), 6/20/28	$ 330,700
	Total Dialysis Centers	$330,700

	Distribution & Wholesale — 0.3%
311,719	Windsor Holdings III LLC, Dollar Term B Loan, 9.848% ( Term SOFR + 450 bps ), 8/1/30	$ 312,476
	Total Distribution & Wholesale	$312,476

	Electric-Generation — 0.3%
303,297	Generation Bridge Northeast LLC, Term Loan B, 9.583% (Term SOFR + 425 bps), 8/22/29	$ 305,098
	Total Electric-Generation	$305,098

	Electronic Composition — 0.1%
121,639	Natel Engineering Co., Inc., Initial Term Loan, 11.697% (Term SOFR + 625 bps), 4/30/26	$ 107,955
	Total Electronic Composition	$107,955

	Medical-Drugs — 0.4%
405,000	Financiere Mendel, Facility B, 9.616% (Term SOFR + 425 bps), 11/12/30	$ 407,531
	Total Medical-Drugs	$407,531

1Pioneer Diversified High Income Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Physical Practice Management — 0.2%
317,588	Team Health Holdings, Inc., Extended Term Loan, 10.583% (Term SOFR + 525 bps), 3/2/27	$ 264,690
	Total Physical Practice Management	$264,690

	Pipelines — 0.1%
149,621	M6 ETX Holdings II MidCo LLC, Initial Term Loan, 9.936% (Term SOFR + 450 bps), 9/19/29	$ 149,972
	Total Pipelines	$149,972

	Recreational Centers — 0.2%
191,703	Fitness International LLC, Term B Loan, 10.75% (Term SOFR + 325 bps), 4/18/25	$ 192,082
	Total Recreational Centers	$192,082

	Schools — 0.1%
99,499	Fugue Finance LLC (Bach Finance), Existing Term Loan, 9.388% (Term SOFR + 400 bps), 1/31/28	$ 99,893
	Total Schools	$99,893

	Total Senior Secured Floating Rate Loan Interests (Cost $3,905,208)	$3,835,430

Shares
	Common Stocks — 0.3% of Net Assets
	Household Durables — 0.0%†
89,094(c)	Desarrolladora Homex SAB de CV	$ 67
	Total Household Durables	$67

	Oil, Gas & Consumable Fuels — 0.0%†
6(c)	Amplify Energy Corp.	$ 37
2,189(c)	Petroquest Energy, Inc.	110
	Total Oil, Gas & Consumable Fuels	$147

	Passenger Airlines — 0.3%
24,166(c)+	Grupo Aeromexico SAB de CV	$ 322,057
	Total Passenger Airlines	$322,057

	Total Common Stocks (Cost $578,704)	$322,271

Pioneer Diversified High Income Fund, Inc. | 1/31/242

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — 4.4% of Net Assets
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 480,474
500,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 10.279% (3 Month Term SOFR + 496 bps), 11/28/30 (144A)	495,894
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	988,454
1,000,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 14.729% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	984,921
500,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	100,000
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	654,663
850,000	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F, 12.24%, 12/15/33 (144A)	854,979
	Total Asset Backed Securities (Cost $4,892,052)	$4,559,385

	Collateralized Mortgage Obligations—2.8% of Net Assets
330,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 11.345% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 343,600
10,951(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 6.289% (1 Month Term SOFR + 95 bps), 10/19/45	10,808
100,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 11.545% (SOFR30A + 620 bps), 11/25/41 (144A)	104,414
200,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 13.145% (SOFR30A + 780 bps), 11/25/41 (144A)	215,070
450,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 11.595% (SOFR30A + 625 bps), 9/25/41 (144A)	461,184
280,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.845% (SOFR30A + 850 bps), 2/25/42 (144A)	304,150
545,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 13.609% (SOFR30A + 826 bps), 7/25/49 (144A)	630,860
3Pioneer Diversified High Income Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
18,262	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$ 8,057
640,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.959% (SOFR30A + 1,061 bps), 2/25/47 (144A)	781,600
	Total Collateralized Mortgage Obligations (Cost $2,630,625)	$2,859,743

	Commercial Mortgage-Backed Securities—10.0% of Net Assets
1,000,000(d)	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.535%, 7/15/53 (144A)	$ 875,264
500,000(a)	BPR Trust, Series 2021-WILL, Class E, 12.198% (1 Month Term SOFR + 686 bps), 6/15/38 (144A)	457,861
635,356(a)	BX Trust, Series 2022-PSB, Class F, 12.666% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	642,521
973,333(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.56% (1 Month Term SOFR + 1,521 bps), 10/27/24 (144A)	967,340
7,189,269(d)(e)	CD Mortgage Trust, Series 2016-CD1, Class XA, 1.496%, 8/10/49	167,954
632,302(d)(e)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class XA, 1.04%, 7/10/47	943
20,871,477(d)(e)	COMM Mortgage Trust, Series 2015-LC21, Class XA, 0.777%, 7/10/48	130,150
750,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.095% (SOFR30A + 775 bps), 1/25/51 (144A)	740,504
537,678(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	497,135
1,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.359% (SOFR30A + 701 bps), 8/25/29	955,616
111,356(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.709% (SOFR30A + 636 bps), 1/25/27 (144A)	100,000
229,257(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.459% (SOFR30A + 911 bps), 7/25/30 (144A)	216,785
1,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	543,326
12,332,171(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	62,675
1,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	4,773
Pioneer Diversified High Income Fund, Inc. | 1/31/244

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
7,466,614(d)(e)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.189%, 7/25/40	$ 270,445
3,775,459(d)(e)	GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 0.807%, 9/10/47	6,328
500,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.299%, 4/15/46	223,285
6,427,566(d)(e)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA, 0.96%, 11/15/47	14,719
5,815,814(d)(e)	Morgan Stanley Capital I Trust, Series 2016-UB12, Class XA, 0.786%, 12/15/49	85,390
747,747(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.209% (SOFR30A + 386 bps), 3/25/50 (144A)	734,667
900,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.544%, 8/15/36 (144A)	448,941
290,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	165,300
212,018(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	165,458
1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	816,274
1,660,500(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.747%, 11/15/48 (144A)	1,038,132
	Total Commercial Mortgage-Backed Securities (Cost $11,893,191)	$10,331,786

	Convertible Corporate Bonds — 2.2% of Net Assets
	Banks — 0.0%†
IDR812,959,000	PT Bakrie & Brothers Tbk, 4/28/24	$ 5,152
	Total Banks	$5,152

	Chemicals — 1.9%
1,900,000(g)	Hercules LLC, 6.50%, 6/30/29	$ 2,008,153
	Total Chemicals	$2,008,153

5Pioneer Diversified High Income Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Entertainment — 0.3%
312,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 260,520
	Total Entertainment	$260,520

	Total Convertible Corporate Bonds (Cost $1,870,336)	$2,273,825

	Corporate Bonds — 85.8% of Net Assets
	Advertising — 1.3%
645,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 532,925
535,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	463,817
400,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	385,528
	Total Advertising	$1,382,270

	Aerospace & Defense — 0.6%
315,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 341,295
270,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	284,890
	Total Aerospace & Defense	$626,185

	Agriculture — 1.1%
1,310,000	Frigorifico Concepcion S.A., 7.70%, 7/21/28 (144A)	$ 1,152,800
	Total Agriculture	$1,152,800

	Airlines — 6.8%
2,484,051(h)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 1,865,920
430,000	Azul Secured Finance LLP, 11.93%, 8/28/28 (144A)	437,838
1,510,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	1,447,347
285,000	Latam Airlines Group S.A., 13.375%, 10/15/29 (144A)	327,899
1,059,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	1,082,722
EUR700,000	Transportes Aereos Portugueses S.A., 5.625%, 12/2/24 (144A)	750,796
1,305,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	944,559
260,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 6/1/28 (144A)	220,316
	Total Airlines	$7,077,397

Pioneer Diversified High Income Fund, Inc. | 1/31/246

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Apparel — 0.4%
370,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 373,031
	Total Apparel	$373,031

	Auto Manufacturers — 0.4%
440,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	$ 450,450
	Total Auto Manufacturers	$450,450

	Banks — 2.8%
300,000(d)	Banco de Galicia y Buenos Aires SAU, 7.962% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	$ 288,150
1,135,000(d)	Banco GNB Sudameris S.A., 7.50% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	964,182
685,000(d)(i)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	674,641
155,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	172,795
350,000(d)(i)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	342,184
225,000(d)(i)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	221,437
865,000(d)(i)(j)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	31,248
230,000(d)(i)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	250,565
	Total Banks	$2,945,202

	Biotechnology — 0.3%
EUR345,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 359,315
	Total Biotechnology	$359,315

	Building Materials — 1.2%
846,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 868,766
464,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	412,426
	Total Building Materials	$1,281,192

	Chemicals — 4.3%
EUR420,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	$ 367,981
300,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	323,300
379,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	362,854
280,000	Olin Corp., 9.50%, 6/1/25 (144A)	288,498
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	676,122
7Pioneer Diversified High Income Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Chemicals — (continued)
985,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	$ 1,042,105
920,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	910,763
EUR420,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	489,751
	Total Chemicals	$4,461,374

	Commercial Services — 4.3%
585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 572,008
1,384,000(j)	Atento Luxco 1 S.A., 8.00%, 2/10/26 (144A)	138
473,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	415,366
958,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	963,782
625,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	597,006
935,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	926,575
558,000	Sotheby's, 7.375%, 10/15/27 (144A)	536,250
411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	412,638
	Total Commercial Services	$4,423,763

	Distribution/Wholesale — 1.0%
1,046,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 1,036,230
	Total Distribution/Wholesale	$1,036,230

	Diversified Financial Services — 6.8%
500,000(d)(i)	Air Lease Corp., 4.125% (5 Year CMT Index + 315 bps)	$ 422,504
1,000,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	979,451
297,960(h)	Avation Capital S.A., 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	255,128
222,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	223,908
275,000(j)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	35,676
EUR235,000	Garfunkelux Holdco 3 S.A., 6.75%, 11/1/25 (144A)	206,275
GBP400,000	Garfunkelux Holdco 3 S.A., 7.75%, 11/1/25 (144A)	403,610
1,112,739(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	1,072,402
EUR840,000	Intrum AB, 9.25%, 3/15/28 (144A)	726,154
255,000	OneMain Finance Corp., 7.875%, 3/15/30	259,055
985,000	OneMain Finance Corp., 9.00%, 1/15/29	1,037,460
Pioneer Diversified High Income Fund, Inc. | 1/31/248

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
155,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	$ 159,643
355,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	327,487
1,174,000(j)	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	88,050
865,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	848,801
	Total Diversified Financial Services	$7,045,604

	Electric — 0.7%
200,000	Cemig Geracao e Transmissao S.A., 9.25%, 12/5/24 (144A)	$ 200,760
11,327	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	11,271
445,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	472,287
7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	6,895
	Total Electric	$691,213

	Electrical Components & Equipments — 0.6%
350,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 351,859
245,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	251,664
	Total Electrical Components & Equipments	$603,523

	Energy-Alternate Sources — 0.1%
180,131(h)	SCC Power Plc, 8.00% (4.00% PIK or 4.00% Cash or 8.00% Cash), 12/31/28 (144A)	$ 84,211
	Total Energy-Alternate Sources	$84,211

	Engineering & Construction — 0.2%
230,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	$ 193,925
	Total Engineering & Construction	$193,925

	Entertainment — 1.9%
295,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	$ 294,652
295,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	302,933
EUR325,000	Lottomatica S.p.A., 9.75%, 9/30/27 (144A)	378,009
EUR310,000	Lottomatica S.p.A./Roma, 7.125%, 6/1/28 (144A)	353,831
700,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	657,370
	Total Entertainment	$1,986,795

9Pioneer Diversified High Income Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Environmental Control — 0.4%
367,000	Secure Energy Services, Inc., 11.00%, 12/1/25 (144A)	$ 383,038
	Total Environmental Control	$383,038

	Food — 0.4%
555,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$ 396,270
	Total Food	$396,270

	Healthcare-Services — 2.9%
800,800	Auna SAA, 10.00%, 12/15/29 (144A)	$ 803,042
550,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	547,250
357,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	356,380
626,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	629,934
765,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	668,465
	Total Healthcare-Services	$3,005,071

	Home Builders — 0.9%
885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 888,974
	Total Home Builders	$888,974

	Insurance — 4.9%
4,600,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$ 5,071,708
	Total Insurance	$5,071,708

	Iron & Steel — 2.0%
845,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 873,984
613,000	Metinvest BV, 7.75%, 10/17/29 (144A)	407,689
870,000	TMS International Corp., 6.25%, 4/15/29 (144A)	748,252
	Total Iron & Steel	$2,029,925

	Leisure Time — 1.4%
100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 101,578
EUR130,000	Carnival Corp., 7.625%, 3/1/26 (144A)	142,809
120,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	131,275
170,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	162,584
Pioneer Diversified High Income Fund, Inc. | 1/31/2410

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — (continued)
595,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	$ 647,212
245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	243,560
	Total Leisure Time	$1,429,018

	Lodging — 0.6%
800,000(k)	Grupo Posadas S.A.B de CV, 7.00%, 12/30/27 (144A)	$ 670,000
	Total Lodging	$670,000

	Media — 1.7%
400,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	$ 343,634
300,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	304,719
1,210,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,122,275
	Total Media	$1,770,628

	Metal Fabricate/Hardware — 0.3%
385,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 352,363
	Total Metal Fabricate/Hardware	$352,363

	Mining — 2.1%
633,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	$ 603,714
400,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	362,196
1,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	1,168,650
	Total Mining	$2,134,560

	Oil & Gas — 17.2%
290,000(l)	3R Lux SARL, 9.75%, 2/5/31 (144A)	$ 289,130
1,160,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	1,149,931
910,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	944,847
1,685,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	1,753,457
335,000	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	346,629
240,000	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	248,400
85,000	Cenovus Energy, Inc., 6.75%, 11/15/39	93,701
520,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	546,890
370,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	394,627
520,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	552,814
1,510,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,358,598
11Pioneer Diversified High Income Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
383,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	$ 370,392
405,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	382,725
1,288,268	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	990,448
515,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	471,225
603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	598,520
955,000	Occidental Petroleum Corp., 4.40%, 4/15/46	783,085
800,000	Petroleos Mexicanos, 5.95%, 1/28/31	631,260
271,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	266,615
455,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	473,423
970,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	940,958
900,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	757,809
860,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	851,735
120,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	124,030
785,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	722,875
725,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	743,314
1,195,000	YPF S.A., 6.95%, 7/21/27 (144A)	1,064,393
	Total Oil & Gas	$17,851,831

	Oil & Gas Services — 1.1%
521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 522,303
630,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	633,301
	Total Oil & Gas Services	$1,155,604

	Packaging & Containers — 0.5%
EUR425,000	Fiber Bidco S.p.A., 11.00%, 10/25/27 (144A)	$ 499,486
	Total Packaging & Containers	$499,486

	Pharmaceuticals — 0.9%
790,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	$ 644,885
381,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	251,375
300,000+	Tricida, Inc., 3.50%, 5/15/27	—
	Total Pharmaceuticals	$896,260

	Pipelines — 6.0%
790,306	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 757,262
Pioneer Diversified High Income Fund, Inc. | 1/31/2412

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	$ 549,041
510,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	485,943
450,000(a)	Energy Transfer LP, 8.586% (3 Month Term SOFR + 328 bps), 11/1/66	400,622
915,000(d)(i)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	884,485
145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	126,047
344,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	305,317
365,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	369,297
197,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	198,125
95,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	96,015
575,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	580,656
215,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	228,338
1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,192,824
	Total Pipelines	$6,173,972

	REITs — 1.0%
890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 589,625
10,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	7,054
410,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	417,360
	Total REITs	$1,014,039

	Retail — 0.4%
389,000	Staples, Inc., 7.50%, 4/15/26 (144A)	$ 364,122
	Total Retail	$364,122

	Software — 0.4%
505,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 451,098
	Total Software	$451,098

	Telecommunications — 3.4%
695,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 310,263
607,000	Altice France Holding S.A., 10.50%, 5/15/27 (144A)	348,806
200,000	Altice France S.A., 8.125%, 2/1/27 (144A)	178,762
750,000(j)	Digicel, Ltd., 6.75%, 3/1/23	15,000
836,000	Kenbourne Invest S.A., 6.875%, 11/26/24 (144A)	606,100
13Pioneer Diversified High Income Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Telecommunications — (continued)
850,000	Sprint LLC, 7.625%, 3/1/26	$ 887,053
850,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	371,025
875,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	767,169
	Total Telecommunications	$3,484,178

	Transportation — 2.5%
1,245,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,058,250
655,000	Danaos Corp., 8.50%, 3/1/28 (144A)	668,179
400,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	343,140
575,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	571,446
	Total Transportation	$2,641,015

	Total Corporate Bonds (Cost $94,417,590)	$88,837,640

Shares
	Preferred Stock — 0.0%† of Net Assets
	Capital Markets — 0.0%†
1,322	B Riley Financial, Inc., 6.75%, 5/31/24	$ 32,865
	Total Capital Markets	$32,865

	Internet — 0.0%†
50,188	MYT Holding LLC, 10.00%, 6/6/29	$ 11,292
	Total Internet	$11,292

	Total Preferred Stock (Cost $124,106)	$44,157

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP6,475(c)	Avation Plc, 1/1/59	$ 1,641
	Total Trading Companies & Distributors	$1,641

	Total Right/Warrant (Cost $—)	$1,641

Pioneer Diversified High Income Fund, Inc. | 1/31/2414

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 27.0% of Net Assets#
	Event Linked Bonds — 14.1%
	Earthquakes – California — 0.5%
250,000(a)	Sutter Re, 15.082%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	$ 250,000
300,000(a)	Torrey Pines Re, 10.332%, (3 Month U.S. Treasury Bill + 500 bps), 6/5/26 (144A)	301,890
		$551,890

	Earthquakes – U.S. — 0.3%
250,000(a)	Ursa Re, 10.832%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 253,050
	Flood – U.S. — 0.7%
250,000(a)	FloodSmart Re, 17.162%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 245,800
250,000(a)	FloodSmart Re, 18.912%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	249,750
250,000(a)	FloodSmart Re, 21.582%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	250,800
		$746,350

	Multiperil – Florida — 0.5%
500,000(a)	Sanders Re, 11.789%, (3 Month U.S. Treasury Bill + 646 bps), 6/5/26 (144A)	$ 518,000
	Multiperil – U.S. — 4.5%
400,000(a)	Caelus Re V, 5.547%, (1 Month USD LIBOR + 10 bps), 6/5/24 (144A)	$ 32,000
500,000(a)	Foundation Re, 11.582%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	498,400
250,000(a)	Four Lakes Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	253,750
250,000(a)	Four Lakes Re, 14.832%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	248,925
250,000(a)	High Point Re, 11.082%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	249,100
500,000(a)	Matterhorn Re, 13.104%, (SOFR + 775 bps), 3/24/25 (144A)	495,650
250,000(a)	Mystic Re, 17.332%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	249,825
375,000(a)	Residential Re, 13.019%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	383,288
500,000(a)	Residential Re, 13.832%, (1 Month U.S. Treasury Bill + 850 bps), 12/6/27 (144A)	502,050
15Pioneer Diversified High Income Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Residential Re, 17.312%, (3 Month U.S. Treasury Bill + 1,198 bps), 12/6/25 (144A)	$ 473,700
250,000(a)	Sanders Re, 11.082%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	249,992
250,000(a)	Sanders Re III, 11.082%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	251,875
250,000(a)	Solomon Re, 10.579%, (3 Month U.S. Treasury Bill + 525 bps), 6/8/26 (144A)	257,100
250,000(a)	Stabilitas Re, 13.832%, (3 Month U.S. Treasury Bill + 850 bps), 6/5/26 (144A)	258,375
250,000(a)	Topanga Re, 8.639%, (3 Month U.S. Treasury Bill + 331 bps), 1/8/26 (144A)	231,575
		$4,635,605

	Multiperil – U.S. & Canada — 1.9%
250,000(a)	Galileo Re, 12.332%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 253,900
250,000(a)	Kilimanjaro III Re, 17.689%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/21/25 (144A)	247,275
250,000(a)	Kilimanjaro III Re, 17.692%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	243,575
250,000(a)	Matterhorn Re, 11.105%, (SOFR + 575 bps), 12/8/25 (144A)	230,000
250,000(a)	Mona Lisa Re, 17.832%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	268,750
250,000(a)	Mystic Re IV, 11.462%, (3 Month U.S. Treasury Bill + 613 bps), 1/8/25 (144A)	247,500
500,000(a)	Mystic Re IV, 16.932%, (3 Month U.S. Treasury Bill + 1,160 bps), 1/8/25 (144A)	488,700
		$1,979,700

	Multiperil – U.S. Regional — 0.5%
250,000(a)	Aquila Re, 12.832%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 256,750
250,000(a)	Aquila Re, 14.579%, (3 Month U.S. Treasury Bill + 925 bps), 6/8/26 (144A)	258,825
		$515,575

Pioneer Diversified High Income Fund, Inc. | 1/31/2416

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – Worldwide — 0.5%
250,000(a)	Atlas Capital, 12.607%, (SOFR + 725 bps), 6/5/26 (144A)	$ 254,125
250,000(a)	Cat Re 2001, 17.832%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	257,325
		$511,450

	Windstorm – Florida — 0.2%
250,000(a)	Integrity Re, 12.402%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	$ 238,175
	Windstorm – North Carolina — 1.0%
500,000(a)	Blue Ridge Re, 13.329%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 499,550
250,000(a)	Cape Lookout Re, 9.029%, (1 Month U.S. Treasury Bill + 370 bps), 3/22/24 (144A)	249,750
250,000(a)	Cape Lookout Re, 10.677%, (3 Month U.S. Treasury Bill + 535 bps), 3/28/25 (144A)	246,950
		$996,250

	Windstorm – U.S. — 2.5%
250,000(a)	Alamo Re, 13.832%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 253,000
250,000(a)	Bonanza Re, 11.112%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	235,250
250,000(a)	Bonanza Re, 13.582%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	251,225
250,000(a)	Cape Lookout Re, 11.832%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	254,550
250,000(a)	Gateway Re, 18.332%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	270,625
250,000(a)	Gateway Re II, 14.832%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	258,675
250,000(a)	Merna Re, 15.582%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	268,775
250,000(a)	Purple Re, 17.582%, (1 Month U.S. Treasury Bill + 1,225 bps), 4/24/26 (144A)	257,500
500,000(a)	Queen Street Re, 12.829%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	519,250
		$2,568,850

17Pioneer Diversified High Income Fund, Inc. | 1/31/24

Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.5%
250,000(a)	Citrus Re, 12.082%, (3 Month U.S. Treasury Bill + 675 bps), 6/7/26 (144A)	$ 256,750
250,000(a)	Citrus Re, 14.332%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/26 (144A)	255,675
		$512,425

	Winterstorm – Florida — 0.5%
250,000(a)	Integrity Re, 17.332%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 258,250
250,000(a)	Lightning Re, 16.332%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	263,100
		$521,350

	Total Event Linked Bonds	$14,548,670

Face Amount USD ($)
	Collateralized Reinsurance — 3.3%
	Multiperil – Massachusetts — 0.2%
250,000(c)(m)+	Portsalon Re 2022, 5/31/28	$ 229,230
	Multiperil – U.S. — 1.3%
264,839(c)(m)+	Ballybunion Re 2022, 12/31/27	$ —
264,416(c)(m)+	Ballybunion Re 2023, 12/31/28	254,765
500,000(c)(m)+	Gamboge Re, 3/31/29	524,400
500,000(m)+	PI0047 2024-1, 12/31/29	504,701
		$1,283,866

	Multiperil – Worldwide — 1.6%
250,000(c)(m)+	Amaranth Re 2023, 12/31/28	$ 264,200
650,000(c)(m)+	Cypress Re 2017, 1/31/25	65
462,683(c)(m)+	Dartmouth Re 2018, 1/31/25	69,360
100,000(c)(m)+	Dartmouth Re 2021, 12/31/24	30,991
750,000(m)+	Merion Re 2024-1, 12/31/29	646,507
250,000(c)(m)+	Old Head Re 2022, 12/31/27	125,000
250,000(m)+	Old Head Re 2024, 12/31/29	190,567
250,000(m)+	Pine Valley Re 2024, 12/31/28	207,298
700,000(c)(m)+	Resilience Re, 5/1/24	—
250,000(c)(m)+	Walton Health Re 2019, 6/30/24	62,920
250,000(c)(m)+	Walton Health Re 2022, 12/15/27	36,439
		$1,633,347

Pioneer Diversified High Income Fund, Inc. | 1/31/2418

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – Florida — 0.0%†
750,000(c)(m)+	Portrush Re 2017, 6/15/24	$ 75
	Windstorm – North Carolina — 0.0%†
250,000(c)(m)+	Isosceles Re, 4/30/29	$ 212
375,000(c)(m)+	Isosceles Re 2023, 4/30/29	—
		$212

	Windstorm – U.S. Multistate — 0.0%†
500,000(c)(m)+	White Heron Re, 5/31/29	$ 13,014
	Windstorm – U.S. Regional — 0.2%
1,015,734(c)(m)+	Oakmont Re 2020, 4/30/24	$ —
750,000(c)(m)+	Oakmont Re 2022, 4/1/28	235,879
		$235,879

	Total Collateralized Reinsurance	$3,395,623

	Reinsurance Sidecars — 9.6%
	Multiperil – U.S. — 0.0%†
226,387(c)(m)+	Carnoustie Re 2023, 12/31/28	$ 16,952
1,000,000(c)(n)+	Harambee Re 2018, 12/31/24	—
1,000,000(n)+	Harambee Re 2019, 12/31/24	1,500
500,000(c)(n)+	Harambee Re 2020, 12/31/24	7,700
		$26,152

	Multiperil – U.S. Regional — 0.0%†
250,000(c)(m)+	Brotherhood Re, 1/31/25	$ —
	Multiperil – Worldwide — 9.6%
225,450(n)+	Alturas Re 2020-3, 9/30/24	$ —
213,682(c)(n)+	Alturas Re 2021-3, 7/31/25	11,111
376,048(c)(n)+	Alturas Re 2022-2, 12/31/27	66,109
500,000(c)(m)+	Bantry Re 2021, 12/31/24	3,091
1,000,000(c)(m)+	Bantry Re 2023, 12/31/28	1,231,500
993,323(c)(m)+	Berwick Re 2020-1, 12/31/24	99
750,000(c)(m)+	Berwick Re 2022, 12/31/27	14,460
1,000,000(c)(m)+	Berwick Re 2023, 12/31/28	38,236
1,000,000(m)+	Berwick Re 2024-1, 12/31/29	1,010,000
500,000(m)+	Carnoustie Re 2024, 12/31/29	504,927
500,000(c)(m)+	Eccleston Re 2023, 11/30/28	69,644
70,000(c)(m)+	Eden Re II, 3/22/24 (144A)	20,370
49,927(c)(m)+	Eden Re II, 3/21/25 (144A)	7,684
80,000(c)(m)+	Eden Re II, 3/20/26 (144A)	23,952
3,000(c)(m)+	Eden Re II, 3/19/27 (144A)	62,457
250,000(c)(m)+	Gleneagles Re 2021, 12/31/24	25
19Pioneer Diversified High Income Fund, Inc. | 1/31/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
250,000(c)(m)+	Gleneagles Re 2022, 12/31/27	$ 118,836
1,059,157(c)(m)+	Gullane Re 2018, 12/31/24	50,018
1,000,000(c)(m)+	Gullane Re 2023, 12/31/28	1,258,731
250,000(c)(n)+	Lion Rock Re 2020, 1/31/25	—
250,000(c)(n)+	Lion Rock Re 2021, 12/31/24	27,950
498,977(c)(n)+	Lorenz Re 2019, 6/30/24	4,791
500,000(m)+	Merion Re 2018-2, 12/31/24	24,992
500,000(c)(m)+	Merion Re 2021-2, 12/31/24	80,250
363,953(c)(m)+	Merion Re 2022-2, 12/31/27	345,068
1,000,000(c)(m)+	Pangaea Re 2023-1, 12/31/28	1,227,635
250,000(c)(m)+	Pangaea Re 2023-3, 5/31/29	283,653
250,000(c)(m)+	Phoenix 3 Re 2023-3, 1/4/27	283,050
200,000(c)(m)+	Sector Re V, 3/1/24 (144A)	105,982
25,000(c)(m)+	Sector Re V, 12/1/24 (144A)	44,986
1,179(c)(m)+	Sector Re V, 12/1/27 (144A)	96,404
500,000(m)+	Sector Re V, 12/1/28 (144A)	523,260
500,000(m)+	Sector Re V, 12/1/28 (144A)	523,260
515,671(m)+	Sussex Re 2020-1, 12/31/24	670
250,000(m)+	Sussex Re 2021-1, 12/31/24	175
500,000(m)+	Sussex Re 2022, 12/31/27	30,050
300,000(c)(n)+	Thopas Re 2020, 12/31/24	60
250,000(c)(n)+	Thopas Re 2021, 12/31/24	4,025
250,000(n)+	Thopas Re 2022, 12/31/27	2,025
766,025(c)(n)+	Thopas Re 2023, 12/31/28	837,189
375,860(n)+	Torricelli Re 2021, 7/31/25	9,397
500,000(n)+	Torricelli Re 2022, 6/30/28	11,200
750,000(c)(n)+	Torricelli Re 2023, 6/30/29	897,623
500,000(c)(n)+	Viribus Re 2018, 12/31/24	—
212,306(c)(n)+	Viribus Re 2019, 12/31/24	—
240,783(c)(n)+	Viribus Re 2020, 12/31/24	7,994
221,888(c)(n)+	Viribus Re 2022, 12/31/27	8,143
499,829(c)(m)+	Woburn Re 2019, 12/31/24	83,681
		$9,954,763

	Total Reinsurance Sidecars	$9,980,915

	Total Insurance-Linked Securities (Cost $27,121,906)	$27,925,208

Pioneer Diversified High Income Fund, Inc. | 1/31/2420

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Foreign Government Bonds — 0.9% of Net Assets
	Angola — 0.4%
448,000	Angolan Government International Bond, 8.250%, 5/9/28 (144A)	$ 404,231
	Total Angola	$404,231

	Ghana — 0.3%
320,000(j)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 141,313
500,000(j)	Ghana Government International Bond, 8.627%, 6/16/49	216,295
	Total Ghana	$357,608

	Ukraine — 0.2%
750,000(j)	Ukraine Government International Bond, 8.994%, 2/1/26 (144A)	$ 216,414
	Total Ukraine	$216,414

	Total Foreign Government Bonds (Cost $2,022,439)	$978,253

Shares
	SHORT TERM INVESTMENTS — 2.3% of Net Assets
	Open-End Fund — 2.3%
2,366,590(o)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 2,366,590
		$2,366,590

	TOTAL SHORT TERM INVESTMENTS (Cost $2,366,590)	$2,366,590

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 139.4% (Cost $151,822,747)	$144,335,929
	OTHER ASSETS AND LIABILITIES — (39.4)%	$(40,821,596)
	net assets — 100.0%	$103,514,333

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
21Pioneer Diversified High Income Fund, Inc. | 1/31/24

LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $110,829,518, or 107.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2024.
(b)	This term loan will settle after January 31, 2024, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2024.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is priced as a unit.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Security is in default.
(k)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at January 31, 2024.
(l)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(m)	Issued as participation notes.
(n)	Issued as preference shares.
(o)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$250,000	$253,000
Pioneer Diversified High Income Fund, Inc. | 1/31/2422

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2020-3	8/3/2020	$—	$—
Alturas Re 2021-3	8/16/2021	25,777	11,111
Alturas Re 2022-2	1/18/2022	49,834	66,109
Amaranth Re 2023	1/27/2023	208,962	264,200
Aquila Re	5/10/2023	250,000	256,750
Aquila Re	5/10/2023	250,000	258,825
Atlas Capital	5/17/2023	250,000	254,125
Ballybunion Re 2022	3/9/2022	—	—
Ballybunion Re 2023	3/21/2023	224,565	254,765
Bantry Re 2021	1/11/2021	5,234	3,091
Bantry Re 2023	1/12/2023	1,000,000	1,231,500
Berwick Re 2020-1	9/24/2020	—	99
Berwick Re 2022	12/31/2021	13,409	14,460
Berwick Re 2023	2/1/2023	—	38,236
Berwick Re 2024-1	1/10/2024	1,000,000	1,010,000
Blue Ridge Re	11/14/2023	500,000	499,550
Bonanza Re	1/6/2023	250,000	251,225
Bonanza Re	7/25/2023	219,468	235,250
Brotherhood Re	1/22/2018	39,768	—
Caelus Re V	4/27/2017	400,000	32,000
Cape Lookout Re	3/9/2021	250,000	249,750
Cape Lookout Re	3/16/2022	250,000	246,950
Cape Lookout Re	4/14/2023	250,000	254,550
Carnoustie Re 2023	3/22/2023	—	16,952
Carnoustie Re 2024	1/11/2024	500,000	504,927
Cat Re 2001	11/14/2023	250,000	257,325
Citrus Re	4/27/2023	250,000	255,675
Citrus Re	4/27/2023	250,000	256,750
Cypress Re 2017	1/24/2017	2,185	65
Dartmouth Re 2018	1/18/2018	159,773	69,360
Dartmouth Re 2021	1/19/2021	11,466	30,991
Eccleston Re 2023	7/13/2023	—	69,644
Eden Re II	12/23/2019	48,733	20,370
Eden Re II	1/25/2021	26,581	7,684
Eden Re II	1/21/2022	39,432	23,952
Eden Re II	1/17/2023	3,000	62,457
FloodSmart Re	2/8/2022	249,840	249,750
FloodSmart Re	2/14/2022	250,000	245,800
FloodSmart Re	2/23/2023	250,000	250,800
Foundation Re	12/19/2023	500,000	498,400
Four Lakes Re	12/8/2023	250,000	253,750
Four Lakes Re	12/8/2023	250,000	248,925
Galileo Re	12/4/2023	250,000	253,900
Gamboge Re	4/20/2023	422,595	524,400
23Pioneer Diversified High Income Fund, Inc. | 1/31/24

Restricted Securities	Acquisition date	Cost	Value
Gateway Re	2/3/2023	$250,000	$270,625
Gateway Re II	4/13/2023	250,000	258,675
Gleneagles Re 2021	1/13/2021	4,575	25
Gleneagles Re 2022	1/18/2022	111,024	118,836
Gullane Re 2018	3/26/2018	—	50,018
Gullane Re 2023	1/10/2023	1,000,000	1,258,731
Harambee Re 2018	12/19/2017	21,232	—
Harambee Re 2019	12/20/2018	—	1,500
Harambee Re 2020	2/27/2020	—	7,700
High Point Re	12/1/2023	250,000	249,100
Integrity Re	5/9/2022	250,000	238,175
Integrity Re	3/23/2023	250,000	258,250
Isosceles Re	8/7/2023	—	212
Isosceles Re 2023	8/7/2023	—	—
Kilimanjaro III Re	4/8/2021	250,000	247,275
Kilimanjaro III Re	4/8/2021	250,000	243,575
Lightning Re	3/20/2023	250,000	263,100
Lion Rock Re 2020	12/30/2019	—	—
Lion Rock Re 2021	3/1/2021	82,745	27,950
Lorenz Re 2019	6/26/2019	81,770	4,791
Matterhorn Re	12/15/2021	250,000	230,000
Matterhorn Re	3/10/2022	500,000	495,650
Merion Re 2018-2	12/28/2017	—	24,992
Merion Re 2021-2	12/28/2020	136,047	80,250
Merion Re 2022-2	3/1/2022	363,953	345,068
Merion Re 2024-1	1/11/2024	632,676	646,507
Merna Re	4/5/2023	250,000	268,775
Mona Lisa Re	12/30/2022	250,000	268,750
Mystic Re	12/12/2023	250,000	249,825
Mystic Re IV	6/9/2021	500,000	488,700
Mystic Re IV	10/26/2021	249,413	247,500
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	172,533	235,879
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2024	1/5/2024	183,891	190,567
Pangaea Re 2023-1	1/23/2023	1,000,000	1,227,635
Pangaea Re 2023-3	7/5/2023	250,000	283,653
Phoenix 3 Re 2023-3	12/21/2020	224,140	283,050
PI0047 2024-1	1/26/2024	500,000	504,701
Pine Valley Re 2024	1/17/2024	207,298	207,298
Portrush Re 2017	6/12/2017	575,239	75
Portsalon Re 2022	7/15/2022	202,158	229,230
Purple Re	4/6/2023	250,000	257,500
Queen Street Re	5/12/2023	500,000	519,250
Pioneer Diversified High Income Fund, Inc. | 1/31/2424

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Residential Re	10/28/2021	$500,000	$473,700
Residential Re	11/22/2022	375,000	383,288
Residential Re	11/7/2023	500,000	502,050
Resilience Re	2/8/2017	339	—
Sanders Re	5/24/2023	500,000	518,000
Sanders Re	1/16/2024	250,000	249,992
Sanders Re III	3/24/2023	250,000	251,875
Sector Re V	4/23/2019	135,623	105,982
Sector Re V	12/4/2019	268	44,986
Sector Re V	12/30/2022	1,179	96,404
Sector Re V	12/4/2023	500,000	523,260
Sector Re V	12/29/2023	500,000	523,260
Solomon Re	6/12/2023	250,000	257,100
Stabilitas Re	6/7/2023	250,000	258,375
Sussex Re 2020-1	1/21/2020	—	670
Sussex Re 2021-1	1/26/2021	—	175
Sussex Re 2022	1/5/2022	—	30,050
Sutter Re	6/6/2023	250,000	250,000
Thopas Re 2020	12/30/2019	—	60
Thopas Re 2021	1/22/2021	—	4,025
Thopas Re 2022	2/15/2022	—	2,025
Thopas Re 2023	2/13/2023	634,820	837,189
Topanga Re	10/5/2023	229,874	231,575
Torrey Pines Re	5/18/2023	300,000	301,890
Torricelli Re 2021	7/2/2021	—	9,397
Torricelli Re 2022	7/26/2022	—	11,200
Torricelli Re 2023	7/19/2023	750,000	897,623
Ursa Re	4/12/2023	250,000	253,050
Viribus Re 2018	12/22/2017	8,294	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	3/12/2020	24,541	7,994
Viribus Re 2022	4/18/2022	—	8,143
Walton Health Re 2019	7/18/2019	7,071	62,920
Walton Health Re 2022	7/13/2022	875	36,439
White Heron Re	8/30/2023	—	13,014
Woburn Re 2019	1/30/2019	66,418	83,681
Total Restricted Securities			$27,925,208
% of Net assets			27.0%
25Pioneer Diversified High Income Fund, Inc. | 1/31/24

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	389,743	GBP	310,000	Citibank NA	3/27/24	$(3,294)
EUR	191,000	USD	208,477	HSBC Bank USA NA	2/27/24	(1,816)
EUR	2,370,000	USD	2,617,118	State Street Bank & Trust Co.	3/27/24	(49,739)
USD	5,348,107	EUR	4,890,000	State Street Bank & Trust Co.	4/24/24	44,530
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(10,319)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$3,835,430	$—	$3,835,430
Common Stocks
Household Durables	67	—	—	67
Oil, Gas & Consumable Fuels	37	110	—	147
Passenger Airlines	—	—	322,057	322,057
Asset Backed Securities	—	4,459,385	100,000	4,559,385
Collateralized Mortgage Obligations	—	2,859,743	—	2,859,743
Commercial Mortgage-Backed Securities	—	10,331,786	—	10,331,786
Convertible Corporate Bonds	—	2,273,825	—	2,273,825
Corporate Bonds
Pharmaceuticals	—	896,260	— *	896,260
Pioneer Diversified High Income Fund, Inc. | 1/31/2426

Schedule of Investments  |  1/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
All Other Corporate Bonds	$—	$87,941,380	$—	$87,941,380
Preferred Stock
Capital Markets	32,865	—	—	32,865
Internet	—	11,292	—	11,292
Right/Warrant	1,641	—	—	1,641
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	229,230	229,230
Multiperil – U.S.	—	—	1,283,866	1,283,866
Multiperil – Worldwide	—	—	1,633,347	1,633,347
Windstorm – Florida	—	—	75	75
Windstorm – North Carolina	—	—	212	212
Windstorm – U.S. Multistate	—	—	13,014	13,014
Windstorm – U.S. Regional	—	—	235,879	235,879
Reinsurance Sidecars
Multiperil – U.S.	—	—	26,152	26,152
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	9,954,763	9,954,763
All Other Insurance-Linked Securities	—	14,548,670	—	14,548,670
Foreign Government Bonds	—	978,253	—	978,253
Open-End Fund	2,366,590	—	—	2,366,590
Total Investments in Securities	$2,401,200	$128,136,134	$13,798,595	$144,335,929
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(10,319)	$—	$(10,319)
Total Other Financial Instruments	$—	$(10,319)	$—	$(10,319)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 4/30/23	$268,817	$—	$—	$12,206,359	$12,475,176
Realized gain (loss)(1)	7,549	—	—	(193,171)	(185,622)
Changed in unrealized appreciation (depreciation)(2)	94,023	32,695	—	1,225,743	1,352,461
Return of capital	(48,332)	11,680	—	(4,095,512)	(4,132,164)
Purchases	—	—	—	7,192,665	7,192,665
Sales	—	—	—	(2,959,546)	(2,959,546)
27Pioneer Diversified High Income Fund, Inc. | 1/31/24

	Common Stocks	Asset Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Transfers in to Level 3*	—	55,625	—**	—	55,625
Transfers out of Level 3*	—	—	—	—	—
Balance as of 1/31/24	$322,057	$100,000	$—**	$13,376,538	$13,798,595
*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2024, a security valued at $55,625 was transferred from Level 2 to Level 3 due to valuing the security using unobservable inputs. There were no other transfers into or out of Level 3 during the period.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2024:		$1,426,576
Pioneer Diversified High Income Fund, Inc. | 1/31/2428